Supplementary Financial Statements Information (Other Current Assets) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Current assets
Due from Government institutions	$ 1,601	$ 955
Interest receivable	633	348
Prepaid expenses	553	476
Income tax receivables	418	846
Deposits for operating leases	184	149
Due from related parties	55	75
Other	79	60
Other current assets	$ 3,523	$ 2,909